Financial Risk Management - Summary of Sensitivity Analysis of the Company Financial Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets		$ 176,678
Financial liabilities	$ 2,837,447	(347,447)	$ 2,354,495	$ 1,808,751
Net asset position		(150,905)
Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	4,232,718	(57,000)	3,241,369	2,743,873
Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities		(290,447)
Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	10,453,198	19,864	13,466,027	10,055,211
Trade Accounts Receivables net [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	3,491,621	$ 196,542	$ 2,696,831	$ 2,251,229
Peso amounts at exchange rate of Ps.16.8935 [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	3,174,315
Financial liabilities	(6,242,471)
Net asset position	(2,711,262)
Peso amounts at exchange rate of Ps.16.8935 [Member] | Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(1,024,099)
Peso amounts at exchange rate of Ps.16.8935 [Member] | Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(5,218,372)
Peso amounts at exchange rate of Ps.16.8935 [Member] | Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	356,894
Peso amounts at exchange rate of Ps.16.8935 [Member] | Trade Accounts Receivables net [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	3,531,209
Exchange rate would depreciate 10% [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	2,885,741
Financial liabilities	(5,674,973)
Net asset position	(2,464,783)
Exchange rate would depreciate 10% [Member] | Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(930,999)
Exchange rate would depreciate 10% [Member] | Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(4,743,974)
Exchange rate would depreciate 10% [Member] | Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	324,449
Exchange rate would depreciate 10% [Member] | Trade Accounts Receivables net [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	3,210,190
Exchange rate would appreciate 10% [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	3,491,746
Financial liabilities	(6,866,717)
Net asset position	(2,982,388)
Exchange rate would appreciate 10% [Member] | Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(1,126,508)
Exchange rate would appreciate 10% [Member] | Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(5,740,209)
Exchange rate would appreciate 10% [Member] | Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	392,583
Exchange rate would appreciate 10% [Member] | Trade Accounts Receivables net [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	$ 3,884,329